Provisions on Assets - Schedule of Provisions on Assets (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Provisions On Assets Disclosure
Provisions on assets	$ 415.8	$ 728.7
Utilities
Provisions On Assets Disclosure
Provisions on assets	0.0	193.7
Midstream
Provisions On Assets Disclosure
Provisions on assets	35.2	153.7
Power
Provisions On Assets Disclosure
Provisions on assets	$ 380.6	$ 381.3